TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2025
TAXES ON INCOME
Schedule of components of deferred income taxes:

	December 31,
	2025	2024
Deferred tax assets:
Research and development costs	$6,027	$3,107
Depreciation and amortization	539	537
Employees and other accruals	3,023	1,863
Operating lease liabilities	5,416	5,347
Share-based compensation	7,117	4,718
Exchangeable notes	13,744	—
Net operating losses	950	1,616
Deferred tax assets	36,816	17,188
Valuation allowance	(840)	(839)
Net deferred tax assets	35,976	16,349
Deferred tax liabilities:
Property and equipment	(505)	(292)
Marketable securities	(948)	(110)
Operating lease right-of-use assets	(5,023)	(5,445)
Intangible assets	(2,456)	(3,112)
Total deferred tax liabilities	(8,932)	(8,959)
Total deferred tax assets, net	$27,044	$7,390

Schedule of effective tax rate reconciliation

	Year ended December 31,
	2025
	amount	percentage
Tax at Israel statutory rate	$31,212	23%
Foreign tax effects
United States
Share-based compensation (*)	(6,170)	(4.5)%
Section 162(m) limitation	5,278	3.9%
Other	(1,171)	(0.9)%
Other foreign jurisdictions	(82)	—
Nontaxable or nondeductible items	279	0.2%
Preferred Technological Enterprise tax (**)	(10,548)	(7.8)%
Change in unrecognized tax benefits	5,827	4.3%
Other	335	0.2%

Actual tax expenses	$24,960	18.4%
(*)	Includes excess tax benefits and tax deficiencies related to share-based compensation.

	Year ended
	December 31,
	2024	2023
Income before taxes on income, as reported in the consolidated statements of income	$127,906	$78,601
Statutory tax rate in Israel	23%	23%
Theoretical taxes on income	$29,418	$18,078
Share-based compensation	(2,627)	—
Preferred Technological Enterprise tax (**)	(10,403)	(5,695)
Subsidiaries taxed at a different tax rate	145	(74)
Non-deductible expenses	2,440	5,871
Uncertain tax positions	7,820	2,015
Other	(378)	(128)
Actual tax expenses	$26,415	$20,067

		Year ended December 31,
		2025	2024	2023
(**)	Basic earnings per share amounts of the benefit resulting from the Preferred Technological Enterprise	$0.19	$0.18	$0.10
	Diluted earnings per share amounts of the benefit resulting from the Preferred Technological Enterprise	$0.17	$0.17	$0.10

Schedule of income before taxes on income

	Year ended
	December 31,
	2025	2024	2023
Domestic (Israel)	$104,542	$107,385	$63,895
Foreign	31,163	20,521	14,706
Total	$135,705	$127,906	$78,601

Schedule of actual tax expenses

	Year ended
	December 31,
	2025	2024	2023
Current:
Domestic (Israel)	$23,118	$26,016	$12,672
Foreign	6,107	4,749	8,651
Total current income tax expense	29,225	30,765	21,323
Deferred:
Domestic (Israel)	(3,121)	(2,883)	391
Foreign	(1,144)	(1,467)	(1,647)
Total deferred income tax expense	(4,265)	(4,350)	(1,256)
Total taxes on income	$24,960	$26,415	$20,067

Schedule of income taxes paid

Year ended December 31,
2025
Domestic (Israel)	$24,749
United States	3,389
Other Foreign	102
Total	$28,240

Schedule of unrecognized tax benefits

	2025	2024
Uncertain tax positions, beginning of year	$12,519	$4,228
Decrease related to previous years’ tax positions	(1,181)	(41)
Increases in tax positions for current year	9,229	8,332
Uncertain tax positions, end of year	$20,567	$12,519